Termination of agreement on real estate asset (Details Narrative) - ARS ($) $ in Millions	12 Months Ended
	Jan. 27, 2022	Dec. 31, 2021
Aseguradora de cauciones s a member
IfrsStatementLineItems [Line Items]
Receivable result		$ 1
Payment received		720,000
Remaining balance paid		280,000
Creaurban s a member
IfrsStatementLineItems [Line Items]
Claim amount	$ 400
Gains on litigation settlements		$ 580